Changes in Carrying Amount of Goodwill by Segment (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Goodwill [Line Items]
Acquisitions	¥ 28,659	[1]	¥ 134,376
Impairments	1,445	[2]	932	[2]
Goodwill	643,243		576,758		469,005
Assets Held-for-sale
Goodwill [Line Items]
Goodwill			29,182
Mobile Products & Communications
Goodwill [Line Items]
Acquisitions			128,522	[3]
Goodwill	153,569	[3]	138,255	[3]
All Other
Goodwill [Line Items]
Acquisitions	1,022	[1]	4,358
Impairments	1,445	[2]	932	[2]
Goodwill	22,278		35,182		31,762
Sony Ericsson | Mobile Products & Communications
Goodwill [Line Items]
Acquisitions			¥ 128,522

[1]	Substantially all of the acquisition amounts in the Game segment relate to the Gaikai Inc. ("Gaikai") acquisition. Refer to Note 24.
[2]	During the fiscal years ended March 31, 2012 and 2013, Sony recorded impairment losses of 932 million yen and 1,445 million yen, respectively, in reporting units included in All Other. The impairment charges reflected the overall decline in the fair values of the reporting units. The fair values of the reporting units were estimated using the expected present value of future cash flows.
[3]	The 128,522 million yen in the fiscal year ended March 31, 2012 relates to the Sony Ericsson acquisition. Refer to Note 24.